INVESTMENT IN ASSOCIATED COMPANY (Details) $ in Thousands		1 Months Ended		6 Months Ended
	Jan. 23, 2020	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2019
Schedule of Equity Method Investments [Line Items]
Payments to acquire interest in affiliated company				$ 750	$ 0
Share of results of associated company				$ (1,427)	$ 842
FMS Holdco
Schedule of Equity Method Investments [Line Items]
Ownership acquired				34.70%		28.90%
Payments to acquire interest in affiliated company			$ 800
Share of results of associated company				$ (2,600)
Clean Marine
Schedule of Equity Method Investments [Line Items]
Ownership acquired				17.34%
Additional ownership percentage purchased	50.00%
TFG Marine
Schedule of Equity Method Investments [Line Items]
Share of results of associated company				$ 1,100
Joint venture, ownership interest		0.15		0.15
Shareholder loan		$ 1,500